Business Segment And Geographic Information (Schedule Of Other Significant Items) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Depreciation and amortization	¥ 1,899,245	¥ 1,910,698	¥ 1,962,534
Capital investments for segment assets	1,969,975	1,946,610	1,870,106
Point program expenses	81,773	103,571	136,752
Goodwill impairment losses	30,323	4,764	1,912
Regional Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	794,192	816,307	847,483
Capital investments for segment assets	785,929	811,803	806,953
Point program expenses	5,801	5,615	7,760
Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	142,309	137,176	134,423
Capital investments for segment assets	147,503	152,348	135,452
Point program expenses	1,321	2,166	2,145
Goodwill impairment losses	23,042
Mobile Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	701,658	688,518	698,690
Capital investments for segment assets	753,660	726,833	668,476
Point program expenses	74,651	95,790	126,847
Goodwill impairment losses	7,281
Data Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	137,961	140,075	148,404
Capital investments for segment assets	122,113	133,966	139,070
Goodwill impairment losses		4,764	1,912
Other Business Segment
Segment Reporting Information [Line Items]
Depreciation and amortization	117,505	122,728	127,419
Capital investments for segment assets	160,770	121,660	120,155
Total Segment Depreciation and Amortization
Segment Reporting Information [Line Items]
Depreciation and amortization	1,893,625	1,904,804	1,956,419
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Depreciation and amortization	¥ 5,620	¥ 5,894	¥ 6,115